Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 272.7	$ 401.5	$ 492.1
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 29.6	$ 31.4	$ 38.4
Disposal group | Double Down
Indefinite-lived Intangible Assets [Line Items]
Reduction in net book value	$ 277.3